INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - RESIDENTIAL MORTGAGE LOANS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013
Weighted average yield	2.48%	[1]
Weighted average coupon	2.48%	[1]
Weighted average life (years)	3 years 6 months	[1],[2]
Reverse Mortgage Loans
Outstanding face amount	$ 56,738	[3]
Carrying value	$ 33,060	[3]
Loan count	327
Weighted average yield	10.30%
Weighted average coupon	5.10%	[4]
Weighted average life (years)	3 years 9 months 18 days	[5]
Floating rate loans as a percent of face amount	22.00%

[1]	(G) The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[2]	(C) The weighted average life is based on the timing of expected principal reduction on the assets.
[3]	(A) Represents a 70% interest New Residential holds in the reverse mortgage loans.
[4]	(B) Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
[5]	(C) The weighted average life is based on the expected timing of the receipt of cash flows.